Net Loss Per Share (Tables)	6 Months Ended
Oct. 31, 2023
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders	The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders:
	Six Months Ended October 31,
	2022	2023
	JPY	JPY	US$
	(in thousands, except share and per share data)
Common Stock
Numerator:
Net loss	¥(885,000)	¥(1,150,027)	$(7,593)
Net loss attributable to stockholders	(885,000)	(1,150,027)	(7,593)
Denominator:
Weighted average shares outstanding used to compute net loss per share, basic and diluted	6,000,000	13,455,691	13,455,691
Basic and diluted	¥(147.50)	¥(85.47)	$(0.56)

Schedule of Dilutive Securities have been Excluded from the Calculation of Diluted Net Loss Per Share	The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect.
	As of October 31,
	2022	2023
Options and warrants	1,282,800	1,302,800
Series C convertible preferred stock*	1,153,800	—
Series B convertible preferred stock*	2,212,800	—
Series BB convertible preferred stock*	242,400	—
Series A convertible preferred stock*	2,760,000	—
Series AA convertible preferred stock*	666,600	—
*	On March 22, 2023, the Series A, AA, B, BB and C convertible preferred stock were converted to common stock upon the resolution of the board of directors.